CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales	$ 4,443.1	$ 5,021.7	$ 5,484.0
Cost of goods sold	(3,730.7)	(4,050.5)	(4,432.5)
Gross profit	712.4	971.2	1,051.5
Selling, general and administrative expenses	(684.2)	(647.5)	(651.5)
Goodwill Impairment	(176.0)	0.0	0.0
Income (loss) from operations	(147.8)	323.7	400.0
Other income (expense)
Interest income	4.3	3.8	6.0
Interest expense	(102.0)	(108.1)	(122.7)
Other income (expense) – net	(25.2)	(23.7)	(4.7)
Income (loss) from continuing operations before income taxes	(270.7)	195.7	278.6
(Provision for) benefit from income taxes	77.4	(67.5)	(26.6)
Income (loss) from continuing operations	(193.3)	128.2	252.0
Income (loss) from discontinued operations – net of tax	14.3	17.4	8.9
Gain (loss) on disposition of discontinued operations – net of tax	3.5	3.4	58.6
Net income (loss)	(175.5)	149.0	319.5
Net loss (income) from continuing operations attributable to noncontrolling interest	0.3	0.2	1.5
Net loss (income) from discontinued operations attributable to noncontrolling interest	(0.9)	(3.3)	(2.0)
Net income (loss) attributable to Terex Corporation	(176.1)	145.9	319.0
Amounts attributable to Terex Corporation common stockholders:
Income (loss) from continuing operations	(193.0)	128.4	253.5
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	13.4	14.1	6.9
Gain (loss) on disposition of discontinued operations – net of tax	3.5	3.4	58.6
Net income (loss) attributable to Terex Corporation	$ (176.1)	$ 145.9	$ 319.0
Basic Earnings (Loss) per Share Attributable to Terex Corporation Common Stockholders:
Income (loss) from continuing operations	$ (1.79)	$ 1.20	$ 2.31
Income (loss) from discontinued operations – net of tax	0.13	0.13	0.06
Gain (loss) on disposition of discontinued operations – net of tax	0.03	0.03	0.54
Net income (loss) attributable to Terex Corporation (in dollars per share)	(1.63)	1.36	2.91
Diluted Earnings (Loss) per Share Attributable to Terex Corporation Common Stockholders:
Income (loss) from continuing operations	(1.79)	1.17	2.22
Income (loss) from discontinued operations – net of tax	0.13	0.13	0.06
Gain (loss) on disposition of discontinued operations – net of tax	0.03	0.03	0.51
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ (1.63)	$ 1.33	$ 2.79
Weighted average number of shares outstanding in per share calculation
Basic (in shares)	107,900,000	107,400,000	109,700,000
Diluted (in shares)	107,900,000	109,600,000	114,200,000